Financial Instruments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt, Carrying Amount	$ 1,631,715	$ 1,299,220
Estimated period expected to be reclassified	12 months
Foreign currency cash flow fedge loss to be reclassified during next 12 months	$ 1,785
M/V Cape Agamemnon [Member]
Fair value of vessel	22,000
Costs of sale	660
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	157,191
Long-Term Debt, Carrying Amount	172,875
Fair value of vessel	22,000
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	261,738
Long-Term Debt, Carrying Amount	271,592
Fair value of vessel	$ 0